Income Taxes Expenses - Tax loss carry forwards (Details)	Dec. 31, 2024 USD ($)
PRC
Tax loss carry forwards
Tax loss carry forwards	$ 49,764,226
2025	912,379
2026	9,382,429
2027	10,365,175
2028	5,264,256
2029	1,351,911
Thereafter	22,488,076
Hong Kong
Tax loss carry forwards
Tax loss carry forwards	28,122,868
USA
Tax loss carry forwards
Tax loss carry forwards	$ 37,748,421